CONSOLIDATED STATEMENTS OF OPERATIONS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 59,432	$ 113,267	$ 139,751
Costs and expenses:
Costs and other	26,870	96,561	95,209
Selling, general and administrative	19,901	22,573	26,365
Share-based compensation - selling, general and administrative	0	0	69
Loss on settlement			5,600
Finance costs	1,881	1,243	2,125
(Reversal of) credit losses	(3,108)	13,398	34,985
Reversal of impairment of resource properties			(188,203)
Exchange differences on foreign currency transactions, net loss (gain)	2,709	(3,724)	(4,228)
Total	48,253	130,051	(28,078)
Income (loss) before income taxes	11,179	(16,784)	167,829
Income tax (expense) recovery:
Income taxes	(4,893)	(482)	(56,105)
Resource property revenue taxes	(6,074)	(1,137)	487
Resource property (expense) recovery	(10,967)	(1,619)	(55,618)
Net income (loss) for the year	212	(18,403)	112,211
Net income (loss) attributable to non-controlling interests	157	(150)	65
Net income (loss) attributable to owners of the parent company	$ 369	$ (18,553)	$ 112,276
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.03	$ (1.48)	$ 8.96
Diluted (in dollars per share)	$ 0.03	$ (1.48)	$ 8.96
Weighted average number of common shares outstanding
- Basic (in shares)	12,554,801	12,543,271	12,534,801
- Diluted (in shares)	12,554,801	12,543,271	12,534,801